Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,166,660.00
Previously Paid Amount	0.00
Total Fee Amount	18,528.42
Total Offset Amount	0.00
Net Fee	$ 18,528.42
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A